Earnings Per Share - Computation of Basic and Diluted Loss Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								6 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Numerator:
Numerator for basic and diluted earnings per share-income (loss) available to common stockholders	$ 2,607	$ 3,754	$ 212,109	$ (8,945)	$ (17,525)	$ (15,149)	$ (12,052)	$ (3,418)	$ 4,537	$ (26,470)	$ 206,918	[1]	$ (30,619)	$ (48,144)	$ (50,429)
Denominator:
Denominator for basic earnings per share-weighted average shares	9,050			21,247					9,050	21,247	16,989	[1]	21,247	21,247	21,248
Effect of dilutive securities:
Employee stock options	0								0			[1]
Denominator for diluted earnings per share-adjusted weighted-average shares and assumed conversions	9,050			21,247					9,050	21,247	16,989	[1]	21,247	21,247	21,248
Basic earnings (loss) per common share	$ 0.29	$ 0.41	$ 10.24	$ (0.42)	$ (0.82)	$ (0.71)	$ (0.57)	$ (0.16)	$ 0.50	$ (1.25)	$ 12.18	[1]	$ (1.44)	$ (2.27)	$ (2.37)
Diluted earnings (loss) per common share	$ 0.29	$ 0.41	$ 10.24	$ (0.42)	$ (0.82)	$ (0.71)	$ (0.57)	$ (0.16)	$ 0.50	$ (1.25)	$ 12.18	[1]	$ (1.44)	$ (2.27)	$ (2.37)

[1]	On September 27, 2013, all Legacy Common Stock was cancelled and 1,810,000,000 shares of common stock were issued pursuant to the Plan of reorganization. On October 2, 2013, as a result of the Reverse Stock Split, 9,050,000 shares of common stock were outstanding. The calculation of weighted average shares includes 21,247,000 shares of Legacy Common Stock outstanding through September 26, 2013 and 9,050,000 shares of common stock outstanding from September 27 through December 31, 2013.